Other Financial Information	12 Months Ended
Dec. 31, 2013
[EquityMethodInvestmentSummarizedFinancialInformationAbstract]
OTHER FINANCIAL INFORMATION

NOTE 26: OTHER FINANCIAL INFORMATION

The Company's 2019 Notes issued on January 28, 2011, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries, Navios GP L.L.C. and Navios Asia L.L.C. and its subsidiaries. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantors Navios Logistics and its subsidiaries and Navios Asia and its subsidiaries, are 100% owned.
The Company revised the classification of certain amounts in its condensed statements of cash flows see Note 2(a) “Basis of Presentation” for amounts reclassified.
These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

Income Statement for the year ended December 31, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$ —	$ 274,229	$ 238,050	$ —	$ 512,279
Time charter, voyage and logistics business expenses	—	(159,203)	(85,209)	—	(244,412)
Direct vessel expenses	—	(37,584)	(76,490)	—	(114,074)
General and administrative expenses	(8,261)	(21,733)	(14,640)	—	(44,634)
Depreciation and amortization	(2,811)	(71,815)	(23,498)	—	(98,124)
Interest income/expense and finance cost, net	(76,227)	(7,253)	(25,026)	—	(108,506)
Loss on bond and debt extinguishment	(37,136)	—	—	—	(37,136)
Loss on derivatives	—	(260)	—	—	(260)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	10	13,578	(7,634)	—	5,954
(Loss)/income before equity in net earnings of affiliated companies	(124,425)	(10,041)	5,571	—	(128,895)
(Loss)/Income from subsidiaries	6,320	6,353	—	(12,673)	—
Equity in net earnings of affiliated companies	9,042	7,245	3,057	—	19,344
(Loss)/income before taxes	(109,063)	3,557	8,628	(12,673)	(109,551)
Income tax (expense)/benefit	—	(294)	4,554	—	4,260
Net (loss)/income	(109,063)	3,263	13,182	(12,673)	(105,291)
Less: Net income attributable to the noncontrolling interest	—	—	(3,772)	—	(3,772)
Net (loss)/income attributable to Navios Holdings common stockholders	$ (109,063)	$ 3,263	$ 9,410	$ (12,673)	$(109,063)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$ (10,614)	$ (10,614)	$ —	$ 10,614	$ (10,614)
Reclassification to investments in affiliates	—	—	—	—	—
Total other comprehensive (loss)/income	(10,614)	(10,614)	—	10,614	(10,614)
Total comprehensive (loss)/ income	(119,677)	(7,351)	13,182	(2,059)	(115,905)
Comprehensive income attributable to noncontrolling interest	—	—	(3,772)	—	(3,772)
Total other comprehensive (loss)/income attributable to Navios Holdings' common stockholders	$ (119,677)	$ (7,351)	$ 9,410	$ (2,059)	$ (119,677)

Income Statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$ —	$ 364,364	$ 252,130	$ —	$ 616,494
Time charter, voyage and logistic business expenses	—	(162,273)	(107,006)	—	(269,279)
Direct vessel expenses	—	(45,484)	(72,306)	—	(117,790)
General and administrative expenses	(12,391)	(24,003)	(14,937)	—	(51,331)
Depreciation and amortization	(2,818)	(77,281)	(28,107)	—	(108,206)
Interest income/expense and finance cost, net	(70,757)	(12,357)	(20,365)	—	(103,479)
Loss on derivatives	—	(196)	—	—	(196)
Gain on sale of assets	—	323	—	—	323
Other (expense)/income, net	(276)	169,138	(7,752)	—	161,110
(Loss)/ income before equity in net earnings of affiliated companies	(86,242)	212,231	1,657	—	127,646
Income from subsidiaries	228,833	1,547	—	(230,380)	—
Equity in net earnings of affiliated companies	32,894	13,002	2,332	—	48,228
Income before taxes	175,485	226,780	3,989	(230,380)	175,874
Income taxes	—	(277)	(35)	—	(312)
Net income/(loss)	175,485	226,503	3,954	(230,380)	175,562
Less: Net income attributable to the noncontrolling interest	—	—	(77)	—	(77)
Net income/(loss) attributable to Navios Holdings common stockholders	$ 175,485	$ 226,503	$ 3,877	$ (230,380)	$ 175,485
Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$ (566)	$ (566)	$ —	$ 566	$ (566)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	(6,724)	(566)	—	566	(6,724)
Total comprehensive income/(loss)	168,761	225,937	3,954	(229,814)	168,838
Comprehensive income attributable to noncontrolling interest	—	—	(77)	—	(77)
Total other comprehensive income attributable to Navios Holdings common stockholders	$ 168,761	$ 225,937	$ 3,877	$ (229,814)	$ 168,761

Income Statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$ —	$ 408,756	$ 280,599	$ —	$ 689,355
Time charter, voyage and logistic business expenses	—	(163,809)	(109,503)	—	(273,312)
Direct vessel expenses	—	(40,819)	(76,450)	—	(117,269)
General and administrative expenses	(15,473)	(22,320)	(15,059)	—	(52,852)
Depreciation and amortization	(2,810)	(70,221)	(34,364)	—	(107,395)
Interest income, expense and finance cost, net	(61,376)	(15,831)	(25,854)	—	(103,061)
Loss on derivatives	—	(165)	—	—	(165)
Gain on sale of assets	—	38,787	35	—	38,822
Loss on bond extinguishment	(21,199)	—	—	—	(21,199)
Loss on change in control	(35,325)	—	—	—	(35,325)
Other income/ (expense), net	181	(2,203)	(9,547)	—	(11,569)
(Loss) / income before equity in net earnings of affiliated companies	(136,002)	132,175	9,857	—	6,030
Income/(loss) from subsidiaries	155,325	9,838	—	(165,163)	—
Equity in net earnings of affiliated companies	21,488	12,451	1,307	—	35,246
Income before taxes	40,811	154,464	11,164	(165,163)	41,276
Income tax (expense)/benefit	—	(292)	348	—	56
Net income	40,811	154,172	11,512	(165,163)	41,332
Less: Net income attributable to the noncontrolling interest	—	—	(506)	—	(506)
Preferred stock dividends attributable to the noncontrolling interest	—	—	12	—	12
Preferred stock dividends of subsidiary	—	—	(27)	—	(27)
Net income/(loss) attributable to Navios Holdings common stockholders	$ 40,811	$ 154,172	$ 10,991	$ (165,163)	$ 40,811
Other comprehensive loss
Unrealized holdings loss on investments in available-for-sale	$ (26,458)	$ —	$ —	$ —	$ (26,458)
Total other comprehensive loss	(26,458)	—	—	—	(26,458)
Total comprehensive income	14,353	154,172	11,497	(165,163)	14,859
Comprehensive income attributable to noncontrolling interest	—	—	(506)	—	(506)
Total comprehensive income attributable to Navios Holdings common stockholders	$ 14,353	$ 154,172	$ 10,991	$ (165,163)	$ 14,353

Balance Sheet as of December 31, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 33,769	$ 65,348	$ 88,714	$ —	$ 187,831
Restricted cash	—	2,041	—	—	2,041
Accounts receivable, net	—	64,656	21,563	—	86,219
Intercompany receivables	—	48,395	71,305	(119,700)	—
Due from affiliate companies	4,861	3,548	—	(81)	8,328
Prepaid expenses and other current assets	—	37,843	17,724	—	55,567
Total current assets	38,630	221,831	199,306	(119,781)	339,986
Vessels, port terminal and other fixed assets, net	—	1,395,236	413,647	—	1,808,883
Investments in subsidiaries	1,633,052	286,413	—	(1,919,465)	—
Investment in available for sale securities	—	7,660	—	—	7,660
Investment in affiliates	318,399	5,122	11,782	—	335,303
Long-term receivable from affiliate companies	—	5,144	—	—	5,144
Loan receivable from affiliate companies	—	2,660	—	—	2,660
Other long-term assets	19,079	20,040	28,858	—	67,977
Goodwill and other intangibles	92,372	97,813	161,815	—	352,000
Total non-current assets	2,062,902	1,820,088	616,102	(1,919,465)	2,579,627
Total assets	$ 2,101,532	$ 2,041,919	$ 815,408	$ (2,039,246)	$ 2,919,613

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$ 267	$ 27,370	$ 24,055	$ —	$ 51,692
Accrued expenses and other liabilities	16,307	29,528	18,364	—	64,199
Deferred income and cash received in advance	—	12,170	1,045	—	13,215
Due to affiliate companies	—	—	81	(81)	—
Intercompany payables	19,263	97,343	3,094	(119,700)	—
Capital lease obligations, net of current portion	—	—	1,400	—	1,400
Current portion of long-term debt	—	18,067	1,194	—	19,261
Total current liabilities	35,837	184,478	49,233	(119,781)	149,767
Long-term debt, net of current portion	1,000,000	188,248	303,740	—	1,491,988
Capital lease obligations, net of current portion	—	—	22,359	—	22,359
Unfavorable lease terms	—	27,074	—	—	27,074
Other long-term liabilities and deferred income	—	18,352	6,869	—	25,221
Deferred tax liability	—	—	13,869	—	13,869
Total non-current liabilities	1,000,000	233,674	346,837	—	1,580,511
Total liabilities	1,035,837	418,152	396,070	(119,781)	1,730,278
Noncontrolling interest	—	—	123,640	—	123,640
Total Navios Holdings stockholders' equity	1,065,695	1,623,767	295,698	(1,919,465)	1,065,695
Total liabilities and stockholders' equity	$ 2,101,532	$ 2,041,919	$ 815,408	$ (2,039,246)	$ 2,919,613

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 79,213	$ 133,116	$ 45,539	$ —	$ 257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminal and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long-term receivable from affiliate companies	—	57,701	—	—	57,701
Other long-term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	2,104,745	2,142,583	718,543	(2,024,409)	2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	25,440	38,481	—	63,921
Accrued expenses and other liabilities	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long-term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long-term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	2,104,745	2,142,583	718,543	(2,024,409)	2,941,462

Cash flow statement for the year ended December 31, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$ (58,695)	$ 92,981	$ 25,463	$ —	$ 59,749
Cash flows from investing activities
Acquisition of investments in affiliates	(160,001)	—	(3,168)	—	(163,169)
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
Decrease in long-term receivable from affiliate companies	(4,065)	14,908	4,065	—	14,908
Loan to affiliate company	—	(2,660)	—	—	(2,660)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Dividends from affiliate companies	10,126	—	—	—	10,126
Investment in affiliate companies	—	(4,750)	—	—	(4,750)
Acquisition of vessels	—	(67,794)	(17,905)	—	(85,699)
Purchase of property, equipment and other fixed assets	—	(839)	(59,396)	—	(60,235)
Net cash (used in)/provided by investing activities	(118,940)	(61,135)	(78,496)	—	(258,571)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	42,562	(35,849)	(6,713)	—	—
Issuance of common stock	551	—	—	—	551
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	635,291	—	90,195	—	725,486
Proceeds from long-term loans, net of finance costs	—	39,352	10,993	—	50,345
Repayment of long-term debt and payment of principal	(46,086)	(111,073)	(69)	—	(157,228)
Repayment of shipmortgage notes	(488,000)	—	—	—	(488,000)
Contribution from noncontrolling shareholders	—	—	3,905	—	3,905
Acquisition of noncontrolling interest	—	—	(750)	—	(750)
Decrease in restricted cash	14,278	7,956	—	—	22,234
Payments of obligations under capital leases	—	—	(1,353)	—	(1,353)
Dividends paid	(26,405)	—	—	—	(26,405)
Net cash provided by/(used in) financing activities	132,191	(99,614)	96,208	—	128,785
Net (decrease)/increase in cash and cash equivalents	(45,444)	(67,768)	43,175	—	(70,037)
Cash and cash equivalents, beginning of year	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, end of year	$ 33,769	$ 65, 348	$ 88,714	—	$ 187,831

Cash flow statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$ 23,001	$ 177,162	$ 28,481	$ —	$ 228,644
Cash flows from investing activities
Cash acquired through asset acquisition	—	—	33	—	33
Acquisition of General Partner units	—	—	(1,472)	—	(1,472)
Proceeds from sale of assets	—	67,500	—	—	67,500
Loan proceeds to affiliate company	(5,000)	(6,120)	—	—	(11,120)
Dividends from affiliate companies	5,202	—	—	—	5,202
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Loan repayment from affiliate company	10,000	—	—	—	10,000
Purchase of property, equipment and other fixed assets	—	(1,667)	(17,666)	—	(19,333)
Net cash provided by/(used in) investing activities	10,202	21,356	(19,105)	—	12,453
Cash flows from financing activities
Issuance of common stock	93	—	—	—	93
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	84,965	—	—	—	84,965
Proceeds from long term loans, net of finance costs	—	50,372	—	—	50,372
Repayment of long-term debt and payment of principal	(23,405)	(181,703)	(31,070)	—	(236,178)
Increase in restricted cash	(11,681)	(7,942)	—	—	(19,623)
Transfer to/from other group subsidiaries	(45,687)	17,465	28,222	—	—
Payments of obligations under capital leases	—	—	(1,519)	—	(1,519)
Dividends paid	(32,435)	—	—	—	(32,435)
Net cash used in financing activities	(28,150)	(121,808)	(4,367)	—	(154,325)
Net increase in cash and cash equivalents	5,053	76,710	5,009	—	86,772
Cash and cash equivalents, beginning of year	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, end of year	$ 79,213	$ 133,116	$ 45,539	$ —	$ 257,868

Cash flow statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$ 50,995	$ 24,979	$ 28,068	$ (1,300)	$ 102,742
Cash flows from investing activities
Acquisition of General Partner units	—	—	(2,052)	—	(2,052)
Proceeds from sale of assets	—	120,000	—	—	120,000
Decrease in restricted cash	—	—	778	—	778
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Deposits for vessel acquisitions	—	(63,774)	(2,995)	—	(66,769)
Purchase of property, equipment and other fixed assets	—	(530)	(70,598)	—	(71,128)
Loan repayment from affiliate company	6,000	—	—	—	6,000
Loan proceeds to affiliate company	(33,609)	—	—	—	(33,609)
Dividends from affiliate companies	3,901	—	—	—	3,901
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Net cash (used in)/provided by investing activities	(23,708)	4,170	(151,825)	—	(171,363)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Acquisition of noncontrolling interest	—	—	(8,638)	—	(8,638)
Decrease/(increase) in restricted cash	13,129	(12,788)	(625)	—	(284)
Proceeds from long-term loans, net of finance costs	18,578	62,002	3,032	—	83,612
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	340,981	—	193,207	—	534,188
Repayment of senior notes	(300,000)	—	—	—	(300,000)
Repayment of long-term debt and payment of principal	(28,064)	(48,646)	(171,777)	—	(248,487)
Acquisition of treasury stock	(221)	—	—	—	(221)
Payments of obligations under capital leases	—	—	(1,040)	—	(1,040)
Transfer to/from other group subsidiaries	21,823	(68,000)	46,177	—	—
Dividends paid	(26,091)	—	(2,447)	1,300	(27,238)
Net cash provided by/(used in) financing activities	40,550	(67,432)	57,889	1,300	32,307
Increase/(decrease) in cash and cash equivalents	67,837	(38,283)	(65,868)	—	(36,314)
Cash and cash equivalents, beginning of year	6,323	94,689	106,398	—	207,410
Cash and cash equivalents, end of year	$ 74,160	$ 56,406	$ 40,530	—	$ 171,096